CUSTOMER DEPOSITS - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Colombia, Pesos | Bottom of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	0.01%	0.17%
Customer deposits, effective interest rate, savings accounts (as a percent)	0.01%	0.01%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	0.05%	0.05%
Colombia, Pesos | Top of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	9.00%	9.35%
Customer deposits, effective interest rate, savings accounts (as a percent)	13.89%	13.78%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	23.52%	23.52%
Foreign currency | Bottom of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	0.03%	0.03%
Customer deposits, effective interest rate, savings accounts (as a percent)	0.05%	0.05%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	0.30%	0.30%
Foreign currency | Top of range [member]
Disclosure of customer deposits [line items]
Customer deposits, effective interest rate, interest-bearing checking accounts (as a percent)	4.08%	5.60%
Customer deposits, effective interest rate, savings accounts (as a percent)	3.62%	5.00%
Customer deposits, effective interest rate, fixed term deposit certificates (as a percent)	8.05%	9.00%